CONCENTRATION OF CREDIT RISK (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
CONCENTRATION OF CREDIT RISK
Allowance for doubtful accounts receivable	€ 0.7	€ 1.5